Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2020	2019	2018
Income before taxes on income:
Domestic	$185,908	$174,522	$195,491
Foreign	75,917	71,773	41,831
	$261,825	$246,295	$237,322

Schedule Of Taxes On Income

	Year ended December 31,
	2020	2019	2018
Current taxes:
Domestic	$31,654	$28,613	$17,805
Foreign	13,884	15,990	7,672
	45,538	44,603	25,477
Adjustment for previous years:
Domestic (*)	(7,298)	(20,688)	(1,287)
Foreign	147	26	(1,266)
	(7,151)	(20,662)	(2,553)
Deferred income taxes:
Domestic	(865)	(391)	5,387
Foreign	(1,079)	(4,136)	(1,866)
	(1,944)	(4,527)	3,521
Total taxes on income	$36,443	$19,414	$26,445

Total:
Domestic	$23,491	$7,534	$21,905
Foreign	12,952	11,880	4,540
Total taxes on income	$36,443	$19,414	$26,445

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2020	2019
Balance at the beginning of the year	$53,267	$59,944
Additions related to interest and currency translation	4,116	4,582
Additions based on tax positions related to prior period	947	11,543
Reductions related to tax positions taken during a prior period	(167)	(152)
Reductions related to settlement of tax matters	(11,365)	(40,648)
Additions based on tax positions taken during the current period	15,232	18,272
Reductions related to a lapse of applicable statute of limitation	(1,934)	(274)
Balance at the end of the year	$60,096	$53,267

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31,
	2020	2019
Deferred tax assets:
Reserves and allowances	$123,697	$107,052
Inventory allowances	16,627	—
Property, plant and equipment	7,651	13,602
Operating lease right of use assets	44,927	32,866
Other assets	51,371	53,653
Net operating loss carry-forwards	77,804	66,888
	322,077	274,061

Valuation allowance	(172,833)	(154,158)
Net deferred tax assets	149,244	119,903

Deferred tax liabilities:
Intangible assets	(17,696)	(17,649)
Property, plant and equipment	(22,709)	(19,073)
Operating lease liabilities	(44,188)	(32,467)
Reserves and allowances	(19,406)	(23,734)
	(103,999)	(92,923)
Net deferred tax assets	$45,245	$26,980

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2020	2019	2018
Income before taxes as reported in the consolidated statements of income	$261,825	$246,295	$237,322
Statutory tax rate	23%	23%	23%
Theoretical tax expense	$60,220	$56,648	$54,584
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(25,625)	(22,073)	(17,132)
Tax adjustment in respect of different tax rates for foreign subsidiaries	4,884	(1,580)	687
Changes in carry-forward losses and valuation allowances	18,675	22	927
Taxes resulting from non-deductible expenses	1,594	1,506	2,159
Difference in basis of measurement for financial reporting and tax return purposes	(18,398)	6,609	(13,775)
Taxes in respect of prior years (see Note 18D above)	(7,151)	(20,662)	(2,553)
Other differences, net	2,244	(1,056)	1,548
Actual tax expenses	$36,443	$19,414	$26,445
Effective tax rate	13.92%	7.88%	11.14%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$0.58	$0.50	$0.40